Prepaid Expenses, Advance Payments, and Other Tax Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses, Advance Payments, and Other Tax Assets
Prepaid Expenses, Advance Payments, and Other Tax Assets

Section G — Other Disclosures

This section provides additional disclosures on miscellaneous topics, including information pertaining to the Executive Board, the Supervisory Board, related-party transactions, and other corporate governance topics.

(G.1) Prepaid Expenses, Advance Payments, and Other Tax Assets

	2025			2024
€ millions	Current	Non-Current	Total	Current	Non-Current	Total
Prepaid expenses	1,256	626	1,882	988	430	1,418
Advance payments	252	0	252	77	0	77
Other tax assets	278	111	389	256	67	323
Total	1,786	737	2,523	1,320	497	1,817
/ Other non-financial assets	3,212	4,419	7,631	2,682	3,990	6,672
Prepaid expenses, advance payments, and other tax assets as % of / Other non-financial assets	56	17	33	49	12	27

Prepaid expenses primarily consist of prepayments for hyperscalers, support services, and software royalties. Prepaid expenses for hyperscalers relate to reserved instances for computing resources and other infrastructure prepayments, which are typically purchased and paid for a term of up to three years. These contract terms and conditions influence our prepaid expenses balance.

Advance payments relate to the investment into our supply chain by prepaying suppliers in exchange for discounts.

Other tax assets primarily consist of value-added tax (VAT).